VIE - Non-consolidated (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Non-consolidated VIEs
Trading assets	SFr 177,733	SFr 191,096
Net loans	256,513	254,915
Other assets	46,189	57,910
Other liabilities	39,336	41,715
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	5,532	7,415
Net loans	8,578	10,954
Other assets	508	185
Total variable interest assets, non-consolidated VIEs	14,618	18,554
Maximum exposure to loss	25,262	31,066
Non-consolidated VIE assets	184,658	227,519
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	175	90
Net loans	4	36
Other assets	3	0
Total variable interest assets, non-consolidated VIEs	182	126
Maximum exposure to loss	183	126
Non-consolidated VIE assets	4,511	6,590
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,077	6,021
Net loans	505	1,508
Other assets	15	11
Total variable interest assets, non-consolidated VIEs	4,597	7,540
Maximum exposure to loss	9,364	12,986
Non-consolidated VIE assets	80,982	113,530
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	982	871
Net loans	2,734	2,634
Other assets	1	13
Total variable interest assets, non-consolidated VIEs	3,717	3,518
Maximum exposure to loss	3,717	3,518
Non-consolidated VIE assets	58,780	54,112
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	235	425
Net loans	4,078	5,053
Other assets	178	0
Total variable interest assets, non-consolidated VIEs	4,491	5,478
Maximum exposure to loss	9,191	11,866
Non-consolidated VIE assets	32,314	41,824
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	63	8
Net loans	1,257	1,723
Other assets	311	161
Total variable interest assets, non-consolidated VIEs	1,631	1,892
Maximum exposure to loss	2,807	2,570
Non-consolidated VIE assets	SFr 8,071	SFr 11,463